Sales - Trade receivables - Categories (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Net trade receivables, depreciated according to their age	€ 1,440	€ 1,191	€ 1,204
Net trade receivables, depreciated according to other criteria	383	324	422
Net trade receivables past due	1,823	1,515	1,627
Net trade receivables not past due	4,190	4,790	4,402
Net trade receivables	6,013	6,305	6,029	€ 5,620
o/w short-term trade receivables	5,681	6,022	5,793
o/w long-term trade receivables	332	283	236
Expected losses on trade receivables	€ (43)	€ (46)	€ (54)